20A. Future Minimum rental receivable	12 Months Ended
Dec. 31, 2014
ZHEJIANG JIAHUAN
20A. Future Minimum rental receivable

As at the end of the reporting period, the Company’s total future minimum rental under non-cancellable operating leases are receivable as follows:-

	2014	2013
	RMB’000	RMB’000

Within 1 year	715	680
After 1 year but within 5 years	1,535	2,250
After 5 years	-	-

	2,250	2,930